September 1, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                 Pacific Global Fund, Inc., d/b/a

Pacific Advisors Fund Inc. (“Registrant”)

Preliminary Proxy Materials

Commissioners:

On behalf of the above-named Registrant, we are filing herewith Registrant’s preliminary proxy materials to be used in connection with its Special Meeting of Shareholders (“Proxy Materials”).

Please contact Registrant’s counsel, Chip Lunde, at Jorden Burt LLP (202-965-8139), if you have any question or comment regarding the Proxy Materials.

Sincerely,

/s/ Catherine L. Henning

Catherine L. Henning

Vice President and Secretary

Enclosure

cc:       Chip Lunde, Esq.